Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 97.9%
New York 97.2%
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,179,190
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,138,000
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,588,900
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,277,230
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,671,970
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	861,682
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,140,000	1,217,155
Series A, Prerefunded, 5.75%, 2/15/2047	1,860,000	1,998,458
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,359,183
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,589,950
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,412,275
Long Island, NY, Electric System Revenue, Power Authority:
5.0%, 9/1/2039	1,000,000	1,214,390
5.0%, 9/1/2047	500,000	591,755
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,183,690
Series A, 5.0%, 9/1/2037	4,000,000	4,378,400
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,138,620
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,095,170
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,897,260
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,212,142
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,163,350
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: Build America Mutual	2,000,000	2,299,660
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,382,808
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,642,095
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,731,738
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,039,660
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	848,790
5.0%, 8/1/2042	1,000,000	1,070,920
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, AMT, 144A, 5.0%, 1/1/2035	750,000	818,625
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	365,000	382,615
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,607,680
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,365,500
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,050,180
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,436,255
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,859,940
Series B-2B, 5.0%, 5/15/2021	2,000,000	2,130,420
Series C, 5.0%, 11/15/2031	2,415,000	2,664,494
Series C, Prerefunded, 5.0%, 11/15/2031	1,085,000	1,221,851
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,053,610
Series A-1, 5.0%, 11/15/2035	2,000,000	2,310,180
Series B, 5.25%, 11/15/2044	3,000,000	3,421,530
New York, Metropolitan Transportation Authority Revenue, Green Bonds:
Series C-1, 5.0%, 11/15/2028	2,500,000	3,143,400
Series A1, 5.25%, 11/15/2057	1,000,000	1,175,490
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,064,030
New York, State Dormitory Authority Revenue, Non State Supported Debt, School District-Bond Financing Program, Series A, 5.0%, 10/1/2027	2,000,000	2,475,300
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,339,722
Series A, 5.0%, 7/1/2029	1,000,000	1,300,440
Series A, 5.0%, 7/1/2037	1,000,000	1,098,880
Series A, 5.0%, 7/1/2049	3,000,000	3,679,170
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	380,000	468,111
Series A, 5.0%, 8/1/2030	450,000	551,066
Series A, 5.0%, 8/1/2031	875,000	1,064,543
Series A, 5.0%, 8/1/2032	320,000	386,794
Series A, 5.0%, 8/1/2033	210,000	252,651
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,439,050
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,598,628
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,156,860
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,749,690
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,138,620
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	424,418
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,575,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2036	2,700,000	3,108,186
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,585,450
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,757,507
Series A, 5.0%, 7/1/2041	2,000,000	2,071,280
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,216
Series A, 5.0%, 10/1/2034	1,000,000	1,206,230
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,098,973
Series A, 5.0%, 7/1/2038	1,000,000	1,194,570
Series A, 5.0%, 7/1/2048	2,000,000	2,393,960
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,232,680
New York, State Dormitory Authority, Sales Tax Revenue, Series E, 5.0%, 3/15/2048	3,000,000	3,606,870
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series D, 4.0%, 2/15/2036	1,410,000	1,558,896
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2045	2,835,000	3,419,549
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.5% *, 6/7/2019, LOC: Mizuho Bank Ltd.	1,190,000	1,190,000
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,659,225
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,564,047
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,161,800
"3", 5.0%, 3/15/2044	1,190,000	1,285,450
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	2,000,000	2,186,980
New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,273,180
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,616,865
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,496,878
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,389,800
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	540,990
Series A, 4.0%, 1/1/2038	500,000	539,415
Series A, 5.0%, 1/1/2041	3,000,000	3,486,750
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	1,000,000	1,180,970
AMT, 5.0%, 1/1/2034	1,000,000	1,177,010
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,745,800
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,733,550
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	4,065,000	4,228,982
New York, Triborough Bridge & Tunnel Authority Revenues:
Series C, 5.0%, 11/15/2035	1,000,000	1,246,050
Series C, 5.0%, 11/15/2036	2,000,000	2,481,560
New York, TSASC, Inc., Series B, 5.0%, 6/1/2045	1,500,000	1,467,960
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	3,000,000	3,550,110
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2041	3,675,000	4,178,732
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,085,321
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,183,498
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series C, 1.625% **, 5/1/2049	1,000,000	1,000,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,159,160
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,408,780
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,036,380
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF-1, 4.0%, 6/15/2049	2,000,000	2,216,020
Series BB-1, 5.0%, 6/15/2046	2,000,000	2,377,540
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	2,000,000	2,179,420

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-2A, 2.18% *, 6/2/2019, LOC: Bank of Tokyo-Mitsubishi UFJ	125,000	125,000
Series F-1, 4.0%, 5/1/2037	1,000,000	1,110,080
Series B-1, 4.0%, 8/1/2037	5,000,000	5,523,400
Series A, 5.0%, 5/1/2038	2,000,000	2,004,980
Series B1, 5.0%, 11/1/2040	4,000,000	4,554,080
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,207,070
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,117,180
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2036	3,000,000	3,323,550
Series A, 5.0%, 8/1/2025	2,500,000	3,024,825
Series B-1, 5.0%, 12/1/2034	2,800,000	3,372,880
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara international Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	397,732
Series A, AMT, 5.0%, 4/1/2038	600,000	709,692
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,515,000	1,446,174
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,214,060
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,378,305
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	4,280,990
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,630,450
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,556,200
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,482,760
Series 202, AMT, 5.0%, 10/15/2036	3,000,000	3,538,530
Suffolk County, NY, Revenue Anticipation Notes, 2.75%, 3/20/2020	1,500,000	1,514,670
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,272,564
Series A, AMT, 5.0%, 1/1/2035	1,800,000	1,904,040
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,293,948
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,160,080
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Westchester Jewish Project, 1.45% *, 6/7/2019, LOC: JPMorgan Chase Bank NA	100,000	100,000
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,963,812
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,600,214
		281,679,040
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	155,000	174,076
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	371,462
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	125,000	143,401
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	642,687
Series A, 5.0%, 10/1/2037	210,000	237,012
Series A, 5.0%, 10/1/2038	190,000	213,934
Series A, 5.0%, 10/1/2040	135,000	151,380
		1,933,952
Georgia 0.1%
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 1.45% *, 6/7/2019, LOC: JPMorgan Chase Bank NA	335,000	335,000
Total Municipal Bonds and Notes (Cost $267,612,174)		283,947,992
Underlying Municipal Bonds of Inverse Floaters (a) 3.5%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (b)	10,000,000	10,028,875
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 15.76%, 6/15/2019, Leverage Factor at purchase date: 4 to 1 (Cost $10,061,792)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $277,673,966)	101.4	293,976,867
Floating Rate Notes (a)	(2.6)	(7,500,000)
Other Assets and Liabilities, Net	1.2	3,404,227
Net Assets	100.0	289,881,094

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$293,976,867	$—	$293,976,867
Total	$—	$293,976,867	$—	$293,976,867

(c)	See Investment Portfolio for additional detailed categorizations.